Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:
	December 31, 2022	December 31, 2021
Deferred tax assets (liability)
Net operating loss carryforward	$—	$344
Startup costs	283,689	445
Accrued interest – Trust	(119,625)	—
Total deferred tax assets	164,063	789
Valuation allowance	(283,689)	(789)
Deferred tax liability	$(119,625)	$—

Schedule of Income Tax Provision (Benefit)	The income tax provision for the year ended December 31, 2022 and for the period from January 4, 2021 (inception) through December 31, 2021 consists of the following:
	December 31, 2022	December 31, 2021
Federal
Current	$371,372	$—
Deferred	(163,274)	(789)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	282,899	789
Income tax provision	$490,997	$—

Schedule of Federal Income Tax Rate to the Company’s Effective Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2022 and 2021 is as follows:
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrants	(17.2)%	(21.0)%
Transaction costs allocated to warrants	0.1%	—%
Valuation allowance	5.1%	0.0%
Income tax provision	9.0%	0.0%